Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Property And Equipment
Amortization capitalized	$ 833,027	$ 957,905
Amortization expense	$ 180,015	$ 205,836